Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS LIFE SERIES FUND FOR INCOME
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by First Investors Life Insurance Company (“FIL”).  This table does not reflect expenses incurred from investing through a variable annuity contract or life insurance policy offered by FIL.  If they were included, the expenses shown in the table would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by FIL.  The table below does not include the expenses you would incur in purchasing such a variable annuity contract or life insurance policy.  If they were included, the expenses shown in the table below would be higher.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  High yield bonds include both bonds that are rated below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.  High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  Here are the principal risks of investing in the Fund:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities, including syndicated bank loans, will be unable to pay interest or principal when due.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Market Risk.  The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes as are securities with higher credit ratings.

Liquidity Risk.  High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price or at a particular time.  Assignments of syndicated bank loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.

Syndicated Bank Loans Risk.  Syndicated bank loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  In the event of a default, the Fund may have difficulty collecting on any collateral.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

On April 24, 2009, Muzinich & Co., Inc. (“Muzinich”) became the Fund’s subadviser. The Fund’s past performance likely would have been different had it been following its current investment policies and investment strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 15.22% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.03% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 15.22% (for the quarter ended June 30, 2009).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -19.03% (for the quarter ended December 31, 2008).
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.58%
5 Years	rr_AverageAnnualReturnYear05	9.11%
10 Years	rr_AverageAnnualReturnYear10	9.29%
FIRST INVESTORS LIFE SERIES FUND FOR INCOME
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2003	rr_AnnualReturn2003	26.14%
Annual Return 2004	rr_AnnualReturn2004	9.94%
Annual Return 2005	rr_AnnualReturn2005	0.41%
Annual Return 2006	rr_AnnualReturn2006	9.77%
Annual Return 2007	rr_AnnualReturn2007	1.06%
Annual Return 2008	rr_AnnualReturn2008	(25.86%)
Annual Return 2009	rr_AnnualReturn2009	35.15%
Annual Return 2010	rr_AnnualReturn2010	13.71%
Annual Return 2011	rr_AnnualReturn2011	5.66%
Annual Return 2012	rr_AnnualReturn2012	13.51%
1 Year	rr_AverageAnnualReturnYear01	13.51%
5 Years	rr_AverageAnnualReturnYear05	6.44%
10 Years	rr_AverageAnnualReturnYear10	7.76%